Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Book value of financial assets (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of financial assets [line items]
Financial assets	€ 4,803	€ 6,001		€ 5,057
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets			€ 254
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	382	772		762
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	431	277		254
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	3,990	4,953		4,041
Trade receivables [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			5,329
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	5,645	5,343
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets	4,803	6,001	5,057
Equity investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	431	277
Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	141	133	805
Cash collateral paid [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			2,683
Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	642	123		553
Investments at fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	3,206	4,696	553	€ 2,683
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			762
Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		772
IFRS Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	7,891	6,112	5,081
IFRS Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	2,751	2,462
IFRS Cash Equivalents [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	€ 5,140		2,558
IFRS Cash [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			€ 2,523
IFRS Cash [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		€ 3,651